Securitizations (Schedule of Incremental Impact of Provisions on Company's Consolidated Balance Sheet) (Details) (JPY ¥) In Millions	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009	Mar. 31, 2008
Cash and cash equivalents	¥ 554,810	¥ 577,584	¥ 807,926	¥ 560,960
Prepaid expenses and other current assets	484,029	485,361
Total assets	9,185,629	8,964,464
Current portion of long-term debt	(338,218)	(303,730)
Current portion of non-recourse borrowings of consolidated securitization entities	190,868
Other current liabilities	426,925	565,245
Long-term debt	1,638,529	1,915,692
Non-recourse borrowings of consolidated securitization entities	219,566
Total liabilities	6,744,240	6,696,619
Legal reserve and retained earnings	922,036	713,479
Accumulated other comprehensive loss	(493,062)	(432,057)
Total change in Equity	173,544	88,493	(1,133,768)
Consolidated Entities [Member]
Cash and cash equivalents		12,030
Current portion of financial assets transferred to consolidated securitization entities		339,875
Prepaid expenses and other current assets		(33,283)
Investments and advances, including affiliated companies		(117,370)
Financial assets transferred to consolidated securitization entities		457,104
Other assets		12,202
Total assets		670,558
Current portion of long-term debt		(4,898)
Current portion of non-recourse borrowings of consolidated securitization entities		347,367
Other current liabilities		(55,163)
Long-term debt		(2,081)
Non-recourse borrowings of consolidated securitization entities	219,566	403,252
Total liabilities		688,477
Legal reserve and retained earnings		(7,732)
Accumulated other comprehensive loss		(2,977)
Noncontrolling interests		(7,210)
Total change in Equity		¥ (17,919)